Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of contractual amount of off-balance-sheet financial instruments

(in thousands)	2018	2017
Commitments to extend credit	$267,314	$238,527
Commitments to originate residential first and second mortgage loans	1,759	1,471
Standby letters of credit	82,895	74,004
Total	$351,968	$314,002